FAIR VALUE DISCLOSURES, Difference Between Aggregate Fair value and Aggregate Remaining Contractual Principal (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loans held for sale [Abstract]
Aggregate Fair Value	$ 69,800	$ 44,753	$ 39,436
Difference	1,894	1,257	844
Contractual Principal	$ 67,906	$ 43,496	$ 38,592